Leases - Contractual Obligations and Commitments (Details) £ in Thousands	Jun. 30, 2023 GBP (£)
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	£ 76,661
Short-term leases	1,532
Leases contracted, but not yet commenced	198
Total	78,391
Less than 1 year
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	14,573
Short-term leases	1,532
Leases contracted, but not yet commenced	27
Total	16,132
1 to 3 Years
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	27,483
Short-term leases	0
Leases contracted, but not yet commenced	65
Total	27,548
3 to 5 Years
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	17,542
Short-term leases	0
Leases contracted, but not yet commenced	65
Total	17,607
More than 5 years
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	17,063
Short-term leases	0
Leases contracted, but not yet commenced	41
Total	£ 17,104